Not FDIC Insured May Lose Value No Bank Guarantee
FAS-Q3PH

Schedules of Investments
(unaudited)
Franklin Conservative Allocation Fund 2
Franklin Corefolio Allocation Fund 4
Franklin Global Allocation Fund 5
Franklin Growth Allocation Fund 15
Franklin LifeSmart
™
Retirement Income Fund 17
Franklin LifeSmart
™
2020 Retirement Target Fund 19
Franklin LifeSmart
™
2025 Retirement Target Fund 20
Franklin LifeSmart
™
2030 Retirement Target Fund 21
Franklin LifeSmart
™
2035 Retirement Target Fund 22
Franklin LifeSmart
™
2040 Retirement Target Fund 23
Franklin LifeSmart
™
2045 Retirement Target Fund 24
Franklin LifeSmart
™
2050 Retirement Target Fund 25
Franklin LifeSmart
™
2055 Retirement Target Fund 26
Franklin LifeSmart
™
2060 Retirement Target Fund 27
Franklin Moderate Allocation Fund 28
Notes to Schedules of Investments 30

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2025
Franklin Conservative Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 2.0%
a,b
Franklin BSP Lending Fund , Class R6 .................................... 867,706 $ 8,772,508
b
Franklin Systematic Style Premia ETF .................................... 332,826 8,826,546
17,599,054
Domestic Equity 32.1%
b
Franklin Growth Fund , Class R6 ........................................ 324,326 49,680,200
b
Franklin U.S. Core Equity (IU) Fund ..................................... 7,018,035 137,132,406
b
Franklin U.S. Equity Index ETF ......................................... 260,948 15,286,282
b
Franklin U.S. Large Cap Multifactor Index ETF ............................. 485,277 33,207,505
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 130,744 11,305,468
b
Putnam Large Cap Value Fund , Class R6 ................................. 924,785 35,937,148
282,549,009
Domestic Fixed Income 46.7%
b
Franklin Investment Grade Corporate ETF ................................. 4,590,799 100,446,682
b
Franklin U.S. Core Bond ETF .......................................... 9,467,518 205,634,491
b
Franklin U.S. Treasury Bond ETF ....................................... 5,054,323 104,321,227
410,402,400
Foreign Equity 10.6%
b
ClearBridge International Growth Fund , Class IS ............................ 74,447 5,878,298
b
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,590,170 20,481,383
b
Franklin International Core Equity (IU) Fund ............................... 2,661,826 38,383,527
iShares Core MSCI EAFE ETF ......................................... 64,304 5,614,382
b
Templeton Developing Markets Trust , Class R6 ............................. 548,551 13,801,545
b
Templeton Foreign Fund , Class R6 ...................................... 949,487 8,782,751
92,941,886
Foreign Fixed Income 7.8%
b
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 3,725,173 33,601,059
b
Franklin High Yield Corporate ETF ...................................... 843,981 20,702,854
Vanguard Total International Bond ETF ................................... 290,850 14,385,441
68,689,354
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 730,984,930 ) ...............................................................
872,181,703
a a a a
Short Term Investments 1.5%
a
Money Market Funds 1.5%
b,c
Franklin Institutional U.S. Government Money Market Fund , 4.094% ............. 12,995,517 12,995,517
Total Money Market Funds (Cost $ 12,995,517 ) ..................................
12,995,517
Total Short Term Investments (Cost $ 12,995,517 ) ................................
12,995,517
a
Total Investments (Cost $ 743,980,447 ) 100.7% ..................................
$885,177,220
Other Assets, less Liabilities (0.7) % ...........................................
(5,960,254)
Net Assets 100.0% ...........................................................
$879,216,966

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 49 .
a
Non-income producing.
b
See Note 3 regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2025
Franklin Corefolio Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Equity 75.0%
a
Franklin Growth Fund , Class R6 ........................................ 1,726,642 $ 264,487,046
a,b
Franklin Growth Opportunities Fund , Class R6 ............................. 4,238,013 269,749,539
a
Franklin Mutual Shares Fund , Class R6 ................................... 9,000,499 241,663,403
775,899,988
Foreign Equity 25.0%
a
Templeton Growth Fund, Inc. , Class R6 ................................... 8,200,622 258,237,598
Total Investments In Underlying Funds (Cost $ 559,958,824 ) ......................
1,034,137,586
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,c
Franklin Institutional U.S. Government Money Market Fund , 4.094% ............. 2,251 2,251
Total Money Market Funds (Cost $ 2,251 ) .......................................
2,251
Total Short Term Investments (Cost $ 2,251 ) ....................................
2,251
a
Total Investments (Cost $ 559,961,075 ) 100.0% ..................................
$1,034,139,837
Other Assets, less Liabilities 0.0%
†
............................................
430,235
Net Assets 100.0% ...........................................................
$1,034,570,072
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2025
Franklin Global Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 61.4%
Aerospace & Defense 0.8%
Aselsan Elektronik Sanayi ve Ticaret A/S .................. Turkiye 1,204,137 $ 6,239,491
General Electric Co. ................................. United States 20,691 6,224,267
Rolls-Royce Holdings plc ............................. United Kingdom 571,000 9,178,403
21,642,161
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc. ............... United States 43,564 5,340,511
Automobiles 1.9%
Ford Motor Co. ..................................... United States 358,717 4,290,255
General Motors Co. .................................. United States 65,332 3,983,292
Kia Corp. ......................................... South Korea 206,150 14,796,807
Mercedes-Benz Group AG ............................ Germany 130,435 8,221,318
Subaru Corp. ...................................... Japan 281,700 5,740,851
a
Tesla, Inc. ......................................... United States 37,228 16,556,036
53,588,559
Banks 3.9%
AIB Group plc ...................................... Ireland 2,433,100 22,181,947
Citigroup, Inc. ...................................... United States 228,552 23,198,028
ING Groep NV ..................................... Netherlands 454,583 11,917,237
JPMorgan Chase & Co. ............................... United States 24,613 7,763,679
NatWest Group plc .................................. United Kingdom 1,318,602 9,313,752
UniCredit SpA ...................................... Italy 471,238 35,858,907
110,233,550
Beverages 0.1%
Wuliangye Yibin Co. Ltd. , A ............................ China 199,900 3,418,063
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 182,086 42,160,192
Gilead Sciences, Inc. ................................ United States 84,607 9,391,377
51,551,569
Broadline Retail 1.6%
a
Amazon.com, Inc. ................................... United States 151,068 33,170,000
Dollarama, Inc. ..................................... Canada 26,540 3,500,145
a
MercadoLibre, Inc. .................................. Brazil 3,469 8,106,845
44,776,990
Building Products 0.1%
Cie de Saint-Gobain SA .............................. France 31,276 3,388,804
Capital Markets 1.5%
3i Group plc ....................................... United Kingdom 265,424 14,630,962
Deutsche Bank AG .................................. Germany 356,564 12,627,996
SEI Investments Co. ................................. United States 142,721 12,109,877
T Rowe Price Group, Inc. ............................. United States 31,502 3,233,365
42,602,200
Chemicals 0.3%
Corteva, Inc. ....................................... United States 45,189 3,056,132
Nitto Denko Corp. ................................... Japan 252,000 5,973,595
9,029,727
Commercial Services & Supplies 0.2%
Cintas Corp. ....................................... United States 35,492 7,285,088
Communications Equipment 1.2%
a
Arista Networks, Inc. ................................. United States 93,300 13,594,743

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
Cisco Systems, Inc. ................................. United States 318,889 $ 21,818,385
35,413,128
Consumer Staples Distribution & Retail 1.7%
Carrefour SA ....................................... France 200,479 3,038,211
Koninklijke Ahold Delhaize NV .......................... Netherlands 175,585 7,104,960
Kroger Co. (The) .................................... United States 198,332 13,369,560
Loblaw Cos. Ltd. .................................... Canada 304,800 11,789,455
Walmart, Inc. ...................................... United States 117,219 12,080,590
47,382,776
Diversified Telecommunication Services 0.5%
AT&T, Inc. ......................................... United States 119,741 3,381,486
Bezeq The Israeli Telecommunication Corp. Ltd. ............ Israel 2,216,502 4,246,298
Deutsche Telekom AG ................................ Germany 94,230 3,210,366
Telkom Indonesia Persero Tbk. PT ...................... Indonesia 13,349,900 2,458,073
13,296,223
Electric Utilities 0.6%
Iberdrola SA ....................................... Spain 375,036 7,099,182
NRG Energy, Inc. ................................... United States 56,818 9,201,675
16,300,857
Electrical Equipment 0.4%
Fujikura Ltd. ....................................... Japan 83,800 8,197,057
b
Signify NV , 144A , Reg S .............................. United States 131,449 3,457,131
11,654,188
Entertainment 1.8%
NetEase, Inc. ...................................... China 708,800 21,527,931
a
Netflix, Inc. ........................................ United States 21,688 26,002,177
a
Spotify Technology SA ................................ United States 5,291 3,693,118
51,223,226
Financial Services 1.8%
a
Berkshire Hathaway, Inc. , B ............................ United States 9,640 4,846,414
Mastercard, Inc. , A .................................. United States 30,051 17,093,309
MGIC Investment Corp. ............................... United States 328,187 9,310,665
a
PayPal Holdings, Inc. ................................ United States 47,470 3,183,338
Visa, Inc. , A ........................................ United States 45,846 15,650,908
50,084,634
Food Products 0.1%
a
JBS NV , BDR ...................................... United States 228,650 3,419,278
Ground Transportation 0.3%
Landstar System, Inc. ................................ United States 18,357 2,249,834
Old Dominion Freight Line, Inc. ......................... United States 52,844 7,439,378
9,689,212
Health Care Equipment & Supplies 1.6%
Abbott Laboratories .................................. United States 90,582 12,132,553
a
IDEXX Laboratories, Inc. .............................. United States 23,390 14,943,637
a
Insulet Corp. ....................................... United States 56,931 17,576,308
44,652,498
Health Care Providers & Services 0.2%
Premier, Inc. , A ..................................... United States 161,696 4,495,149

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc. ............................... United States 9,396 $ 50,731,541
Household Durables 0.1%
Gree Electric Appliances, Inc. of Zhuhai , A ................. China 629,000 3,513,894
Household Products 0.3%
Colgate-Palmolive Co. ............................... United States 78,603 6,283,524
Kimberly-Clark Corp. ................................. United States 25,935 3,224,758
9,508,282
Insurance 1.4%
BB Seguridade Participacoes SA ........................ Brazil 1,662,600 10,389,981
Caixa Seguridade Participacoes SA ..................... Brazil 2,040,200 5,792,178
Erie Indemnity Co. , A ................................. United States 10,892 3,465,399
iA Financial Corp., Inc. ............................... Canada 124,652 14,172,369
NN Group NV ...................................... Netherlands 84,660 5,970,013
39,789,940
Interactive Media & Services 3.7%
Alphabet, Inc. , A .................................... United States 225,629 54,850,410
b
Kuaishou Technology , 144A , Reg S ...................... China 645,700 6,983,801
Meta Platforms, Inc. , A ............................... United States 50,147 36,826,954
a
Pinterest, Inc. , A .................................... United States 181,803 5,848,602
104,509,767
IT Services 0.8%
Cognizant Technology Solutions Corp. , A .................. United States 43,493 2,917,076
Infosys Ltd. , ADR ................................... India 992,866 16,153,930
a
Shopify, Inc. , A ..................................... Canada 30,230 4,491,165
23,562,171
Life Sciences Tools & Services 0.3%
a
Mettler-Toledo International, Inc. ........................ United States 5,962 7,319,011
Machinery 0.8%
Atlas Copco AB , B ................................... Sweden 498,831 7,506,138
Caterpillar, Inc. ..................................... United States 10,210 4,871,702
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. ...... South Korea 23,943 7,015,768
Illinois Tool Works, Inc. ............................... United States 13,625 3,552,855
22,946,463
Marine Transportation 0.6%
AP Moller - Maersk A/S , B ............................. Denmark 6,608 12,989,848
COSCO SHIPPING Holdings Co. Ltd. , H .................. China 2,898,000 4,505,437
17,495,285
Metals & Mining 1.6%
China Hongqiao Group Ltd. ............................ China 1,349,500 4,570,533
Fortescue Ltd. ...................................... Australia 2,881,861 35,690,264
Reliance, Inc. ...................................... United States 19,628 5,512,131
45,772,928
Office REITs 0.1%
Highwoods Properties, Inc. ............................ United States 115,272 3,667,955
Oil, Gas & Consumable Fuels 2.1%
ORLEN SA ........................................ Poland 163,348 3,892,073
Parex Resources, Inc. ................................ Canada 552,062 7,215,641
PetroChina Co. Ltd. , H ............................... China 12,574,000 11,399,160
Petroleo Brasileiro SA - Petrobras ....................... Brazil 1,994,600 12,659,606

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc. .................................. Canada 520,825 $ 21,795,536
Yancoal Australia Ltd. ................................ Australia 949,576 3,332,262
60,294,278
Personal Care Products 0.3%
a
Oddity Tech Ltd. , A .................................. Israel 73,762 4,595,373
Unilever plc ........................................ United Kingdom 88,066 5,205,462
9,800,835
Pharmaceuticals 3.1%
Chugai Pharmaceutical Co. Ltd. ........................ Japan 56,300 2,496,033
Eli Lilly & Co. ...................................... United States 4,987 3,805,081
GSK plc .......................................... United States 446,558 9,588,484
Johnson & Johnson ................................. United States 290,019 53,775,323
Novartis AG ....................................... United States 57,680 7,416,402
Novo Nordisk A/S , B ................................. Denmark 32,336 1,800,522
Richter Gedeon Nyrt. ................................ Hungary 142,678 4,342,403
Shionogi & Co. Ltd. .................................. Japan 279,900 4,931,799
88,156,047
Professional Services 0.7%
Recruit Holdings Co. Ltd. ............................. Japan 311,500 16,747,447
RELX plc ......................................... United Kingdom 71,173 3,400,564
20,148,011
Real Estate Management & Development 0.1%
Daiwa House Industry Co. Ltd. ......................... Japan 113,000 4,058,399
Retail REITs 0.3%
Simon Property Group, Inc. ............................ United States 42,219 7,923,240
Semiconductors & Semiconductor Equipment 7.6%
Applied Materials, Inc. ................................ United States 18,287 3,744,080
ASML Holding NV ................................... Netherlands 4,579 4,465,382
Broadcom, Inc. ..................................... United States 60,940 20,104,715
KLA Corp. ......................................... United States 33,633 36,276,554
Lam Research Corp. ................................. United States 37,190 4,979,741
MediaTek, Inc. ..................................... Taiwan 126,000 5,464,589
Novatek Microelectronics Corp. ......................... Taiwan 466,000 6,542,175
NVIDIA Corp. ...................................... United States 475,954 88,803,497
QUALCOMM, Inc. ................................... United States 22,324 3,713,821
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 89,385 24,964,337
Texas Instruments, Inc. ............................... United States 26,926 4,947,114
Tokyo Electron Ltd. .................................. Japan 70,100 12,426,414
216,432,419
Software 5.5%
a
Adobe, Inc. ........................................ United States 15,879 5,601,317
a
AppLovin Corp. , A ................................... United States 23,202 16,671,565
a
Atlassian Corp. , A ................................... United States 22,990 3,671,503
a
Cadence Design Systems, Inc. ......................... United States 11,322 3,976,966
a
Check Point Software Technologies Ltd. .................. Israel 48,794 10,095,967
Constellation Software, Inc. ............................ Canada 921 2,500,194
a
Dropbox, Inc. , A .................................... United States 118,904 3,592,090
a
Fair Isaac Corp. .................................... United States 6,588 9,859,140
a
HubSpot, Inc. ...................................... United States 5,408 2,529,862
Microsoft Corp. ..................................... United States 125,071 64,780,524
a
Monday.com Ltd. .................................... United States 17,636 3,415,917
a
Palantir Technologies, Inc. , A ........................... United States 82,965 15,134,475

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
ServiceNow, Inc. .................................... United States 7,935 $ 7,302,422
a
Xero Ltd. .......................................... New Zealand 71,627 7,473,928
156,605,870
Specialty Retail 1.3%
a
AutoZone, Inc. ..................................... United States 5,085 21,815,870
Dick's Sporting Goods, Inc. ............................ United States 21,020 4,671,064
Home Depot, Inc. (The) ............................... United States 8,245 3,340,792
Industria de Diseno Textil SA ........................... Spain 67,640 3,743,457
Lowe's Cos., Inc. .................................... United States 13,677 3,437,167
37,008,350
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc. ........................................ United States 289,815 73,795,594
Samsung Electronics Co. Ltd. .......................... South Korea 183,341 10,991,353
84,786,947
Textiles, Apparel & Luxury Goods 0.8%
a
Deckers Outdoor Corp. ............................... United States 27,452 2,782,809
a
Lululemon Athletica, Inc. .............................. United States 34,952 6,219,009
Pandora A/S ....................................... Denmark 21,415 2,799,956
Ralph Lauren Corp. , A ................................ United States 19,280 6,045,437
Tapestry, Inc. ...................................... United States 53,280 6,032,362
23,879,573
Tobacco 1.3%
Altria Group, Inc. .................................... United States 546,904 36,128,478
Trading Companies & Distributors 0.7%
Fastenal Co. ....................................... United States 133,174 6,530,853
MonotaRO Co. Ltd. .................................. Japan 203,900 2,960,374
WW Grainger, Inc. ................................... United States 12,558 11,967,272
21,458,499
Wireless Telecommunication Services 0.5%
SK Telecom Co. Ltd. ................................. South Korea 90,206 3,496,855
TIM SA ........................................... Brazil 818,000 3,611,818
Vodafone Group plc ................................. United Kingdom 5,939,151 6,906,661
14,015,334
Total Common Stocks (Cost $ 1,282,612,269 ) ..................................
1,749,981,908
Management Investment Companies 5.1%
Capital Markets 5.1%
a,c
Franklin BSP Lending Fund , Class R6 .................... United States 2,792,562 28,232,802
c
Franklin BSP Private Credit Fund , Class Advisor ............ United States 2,466,031 25,794,687
c
Franklin FTSE India ETF .............................. United States 165,050 6,154,715
c
Franklin High Yield Corporate ETF ...................... United States 205,000 5,028,650
c
Franklin Systematic Style Premia ETF .................... United States 2,225,000 59,007,000
VanEck J.P. Morgan EM Local Currency Bond ETF .......... United States 773,281 19,726,398
143,944,252
Total Management Investment Companies (Cost $ 138,968,403 ) .................
143,944,252

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.4%
Banks 0.4%
d
Itausa SA , 4 .34% ................................... Brazil 5,120,535 $ 11,035,283
Total Preferred Stocks (Cost $ 10,289,903 ) ....................................
11,035,283
Principal
Amount
*
Corporate Bonds 6.7%
Automobile Components 0.1%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 3,250,000 2,799,193
Banks 0.6%
JPMorgan Chase & Co. , Sub. Bond , 5.576% to 7/22/35, FRN
thereafter , 7/23/36 ................................. United States 6,482,000 6,724,472
b
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 9,889,000 9,124,358
15,848,830
Biotechnology 0.4%
AbbVie, Inc. , Senior Bond , 5.4% , 3/15/54 .................
United States 9,088,000 9,043,023
b
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 1,862,000 1,810,389
10,853,412
Broadline Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 .....
China 6,300,000 6,226,825
Capital Markets 0.4%
b
Amvest RCF Custodian BV , Senior Note , Reg S, 3.875% , 3/25/30 Netherlands 1,400,000 EUR 1,673,484
Deutsche Bank AG ,
Senior Non-Preferred Bond , 3.547% to 9/17/30, FRN thereafter ,
9/18/31 ......................................... Germany 5,817,000 5,515,657
Senior Non-Preferred Note , 2.129% to 11/23/25, FRN
thereafter , 11/24/26 ................................ Germany 3,491,000 3,478,372
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 7.125% , 4/30/31 .............................. United States 1,228,000 1,289,004
11,956,517
Chemicals 0.2%
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 5,825,000 6,181,781
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 3,956,000 3,556,502
Senior Note , 2.45% , 10/29/26 ........................ Ireland 5,527,000 5,431,746
OneMain Finance Corp. , Senior Bond , 5.375% , 11/15/29 ......
United States 1,308,000 1,294,256
10,282,504
Diversified Telecommunication Services 0.2%
b
Orange SA , Senior Bond , Reg S, 1.875% , 9/12/30 ........... France 4,900,000 EUR 5,494,021
Electric Utilities 0.3%
MidAmerican Energy Co. , Senior Bond , 4.25% , 5/01/46 .......
United States 10,392,000 8,855,834
Financial Services 0.2%
b
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 .... Australia 4,654,000 4,652,153
Food Products 0.5%
b ,e
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 9,006,687 9,567,272

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3.75% , 12/01/31 ........................ United States 4,800,000 $ 4,544,403
Senior Note , 3% , 5/15/32 ........................... United States 1,310,362 1,173,166
15,284,841
Ground Transportation 0.2%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5% , 8/11/32 ...... United Kingdom 6,981,000 7,229,575
Hotel & Resort REITs 0.2%
b
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 6/15/33 ............................... United States 5,350,000 5,513,523
Household Durables 0.2%
Newell Brands, Inc. , Senior Note , 6.625% , 5/15/32 ..........
United States 5,856,000 5,793,973
Machinery 0.2%
b
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 5,176,000 5,277,015
Media 0.5%
Comcast Corp. , Senior Bond , 3.75% , 4/01/40 ..............
United States 6,272,000 5,277,225
Paramount Global , Senior Bond , 4.95% , 1/15/31 ............
United States 9,346,000 9,241,504
14,518,729
Metals & Mining 0.5%
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 .............
Luxembourg 6,981,000 6,971,565
b
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 .... Australia 8,144,000 7,433,726
14,405,291
Oil, Gas & Consumable Fuels 0.8%
b
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 9,191,000 8,408,485
Canadian Natural Resources Ltd. , Senior Bond , 3.85% , 6/01/27
Canada 6,399,000 6,359,452
b
Crescent Energy Finance LLC , Senior Note , 144A, 7.375% ,
1/15/33 ......................................... United States 7,450,000 7,259,760
22,027,697
Pharmaceuticals 0.4%
AstraZeneca plc , Senior Bond , 4% , 1/17/29 ................
United Kingdom 4,654,000 4,659,458
Takeda Pharmaceutical Co. Ltd. , Senior Note , 5% , 11/26/28 ...
Japan 6,500,000 6,643,753
11,303,211
Trading Companies & Distributors 0.1%
b
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......... United States 3,876,000 4,029,261
Wireless Telecommunication Services 0.1%
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 ...........
United Kingdom 2,680,000 2,921,436
Total Corporate Bonds (Cost $ 186,078,752 ) ...................................
191,455,622
Foreign Government and Agency Securities 14.5%
Asian Development Bank , Senior Note , 4.875% , 5/21/26 ......
Supranational
f
16,478,000 16,576,880
Australia Government Bond ,
b
Reg S, 1% , 11/21/31 ............................... Australia 22,871,000 AUD 12,772,726
b
Belgium Government Bond , Senior Bond , 144A, Reg S, 0.35% ,
6/22/32 ......................................... Belgium 4,833,114 EUR 4,813,523
g
Brazil Notas do Tesouro Nacional , Index Linked, 6% , 8/15/26 .. Brazil 36,394,720 BRL 6,661,747
b
Bundesrepublik Deutschland ,
Reg S, 8/15/30 .................................... Germany 16,633,000 EUR 17,517,395
Reg S, 2.3% , 2/15/33 ............................... Germany 34,723,602 EUR 40,211,974

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Bundesrepublik Deutschland, (continued)
Reg S, 1% , 5/15/38 ................................ Germany 22,214,198 EUR $ 20,813,802
b
Bundesrepublik Deutschland Bundesanleihe , Reg S, 2.5% ,
8/15/54 ......................................... Germany 2,303,832 EUR 2,322,267
b
Bundesschatzanweisungen , Reg S, 1.7% , 6/10/27 .......... Germany 10,373,600 EUR 12,117,284
Canada Government Bond ,
3.25% , 9/01/28 ................................... Canada 34,072,000 CAD 24,974,872
2.5% , 12/01/32 ................................... Canada 41,137,000 CAD 28,685,941
2.75% , 6/01/33 ................................... Canada 19,081,000 CAD 13,477,216
China Government Bond ,
2.5% , 7/25/27 .................................... China 121,580,000 CNY 17,398,534
2.44% , 10/15/27 ................................... China 47,210,000 CNY 6,762,064
b
Finland Government Bond ,
Senior Bond , 144A, Reg S, 0.125% , 9/15/31 ............. Finland 2,437,000 EUR 2,466,243
Senior Bond , 144A, Reg S, 0.5% , 4/15/43 ............... Finland 2,085,000 EUR 1,489,044
b
France Government Bond ,
144A, Reg S, 2.75% , 2/25/30 ......................... France 4,770,335 EUR 5,624,820
144A, Reg S, 11/25/31 .............................. France 5,786,000 EUR 5,685,089
144A, Reg S, 2% , 11/25/32 .......................... France 10,670,996 EUR 11,650,201
Japan Government Bond ,
0.5% , 6/20/29 .................................... Japan 2,802,000,000 18,519,897
1.4% , 3/20/35 .................................... Japan 1,445,850,000 9,588,942
2.4% , 3/20/55 .................................... Japan 707,550,000 4,173,533
b
Netherlands Government Bond , 144A, Reg S, 3.25% , 1/15/44 .. Netherlands 2,432,271 EUR 2,852,465
Petroleos Mexicanos , Senior Note , 6.5% , 3/13/27 ...........
Mexico 5,236,000 5,304,958
b
Portugal Obrigacoes do Tesouro , Senior Bond , 144A, Reg S,
2.875% , 7/21/26 ................................... Portugal 6,298,945 EUR 7,444,926
Spain Bonos Y Oblig del Estado ,
b
Senior Bond , 144A, Reg S, 2.7% , 10/31/48 .............. Spain 2,008,000 EUR 1,928,483
Senior Note , 2.5% , 5/31/27 .......................... Spain 3,087,000 EUR 3,648,310
Senior Note , 3.5% , 5/31/29 .......................... Spain 4,964,000 EUR 6,051,307
b
United Kingdom Gilt ,
Reg S, 4.125% , 1/29/27 ............................. United Kingdom 37,373,008 GBP 50,341,586
Reg S, 4.375% , 3/07/30 ............................. United Kingdom 11,002,284 GBP 14,938,083
Reg S, 4.625% , 1/31/34 ............................. United Kingdom 15,140,000 GBP 20,433,132
Reg S, 4.5% , 12/07/42 .............................. United Kingdom 13,370,859 GBP 16,414,397
Total Foreign Government and Agency Securities (Cost $ 402,978,571 ) ..........
413,661,641
U.S. Government and Agency Securities 3.8%
U.S. Treasury Bonds ,
4.125%, 8/15/44 .................................. United States 9,929,000 9,219,038
1.25%, 5/15/50 ................................... United States 10,770,900 5,286,366
4.75%, 5/15/55 ................................... United States 5,150,100 5,167,803
U.S. Treasury Notes ,
3.875%, 5/31/27 .................................. United States 21,009,200 21,083,881
4%, 1/31/29 ..................................... United States 24,915,000 25,189,454
0.625%, 5/15/30 .................................. United States 11,950,600 10,390,720
2.75%, 8/15/32 ................................... United States 19,769,600 18,381,095
3.875%, 8/15/34 .................................. United States 13,796,500 13,587,936
Total U.S. Government and Agency Securities (Cost $ 106,061,479 ) ..............
108,306,293
Mortgage-Backed Securities 3.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.6%
FHLMC Pool, 30 Year , 2%, 7/01/51 ...................... United States 5,002,453 4,065,500
FHLMC Pool, 30 Year , 5%, 7/01/53 ...................... United States 5,007,306 4,989,216
FHLMC Pool, 30 Year , 5%, 9/01/53 ...................... United States 16,984,699 16,906,175

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year , 6%, 3/01/54 - 8/01/54 ............... United States 6,259,353 $ 6,404,109
FHLMC Pool, 30 Year , 6.5%, 5/01/55 ..................... United States 12,282,202 12,702,377
45,067,377
Federal National Mortgage Association (FNMA) Fixed Rate 1.5%
FNMA, 30 Year , 2%, 4/01/52 ........................... United States 3,103,943 2,513,673
FNMA, 30 Year , 2.5%, 12/01/51 ......................... United States 4,454,255 3,764,581
FNMA, 30 Year , 3%, 4/01/52 ........................... United States 4,142,283 3,649,979
FNMA, 30 Year , 5.5%, 3/01/54 - 12/01/54 ................. United States 19,717,058 19,906,939
FNMA, 30 Year , 6%, 7/01/55 ........................... United States 12,464,987 12,742,775
42,577,947
Total Mortgage-Backed Securities (Cost $ 86,355,432 ) ..........................
87,645,324
Total Long Term Investments (Cost $ 2,213,344,809 ) ...........................
2,706,030,323
a
Short Term Investments 4.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.9%
c,h
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 138,189,487 138,189,487
Total Money Market Funds (Cost $ 138,189,487 ) ...............................
138,189,487
Total Short Term Investments (Cost $ 138,189,487 ) .............................
138,189,487
a
Total Investments (Cost $ 2,351,534,296 ) 99.9% ................................
$2,844,219,810
Other Assets, less Liabilities 0.1% ...........................................
4,931,698
Net Assets 100.0% .........................................................
$2,849,151,508
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $350,021,372, representing 12.3% of net assets.
c
See Note 4 regarding investments in affiliated management investment companies.
d
Variable rate security. The rate shown represents the yield at period end.
e
Income may be received in additional securities and/or cash.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025, the Fund had the following futures contracts outstanding.
At September 30, 2025, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 49 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 42 $ 14,151,375 12/19/25 $ 26,431
Total Futures Contracts ...................................................................... $26,431
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... JPHQ Sell 74,861,000 100,990,582 10/09/25 $ 319,040 $ (13,283)
Canadian Dollar .... BZWS Sell 91,834,000 66,919,555 10/09/25 929,774 (19,386)
Chinese Yuan ...... BZWS Buy 171,953,000 24,117,740 10/09/25 18,419 —
Chinese Yuan ...... BZWS Sell 171,953,000 24,134,493 10/09/25 — (1,667)
Euro ............. BZWS Buy 33,512,000 39,389,623 10/09/25 — (27,936)
Euro ............. BZWS Sell 158,812,000 186,710,964 10/09/25 177,536 —
Yuan Renminbi ..... JPHQ Buy 25,128,184 3,524,940 10/09/25 11,750 —
Chinese Yuan ...... BZWS Sell 171,953,000 24,263,052 1/07/26 — (24,613)
Total Forward Exchange Contracts ................................................... $1,456,519 $(86,885)
Net unrealized appreciation (depreciation) ............................................ $1,369,634
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2025
Franklin Growth Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 2.0%
a,b
Franklin BSP Lending Fund , Class R6 .................................... 1,446,107 $ 14,620,144
b
Franklin Systematic Style Premia ETF .................................... 559,832 14,846,745
29,466,889
Domestic Equity 62.2%
b
Franklin Growth Fund , Class R6 ........................................ 1,059,149 162,240,435
b
Franklin U.S. Core Equity (IU) Fund ..................................... 17,611,638 344,131,411
b
Franklin U.S. Equity Index ETF ......................................... 2,624,175 153,723,647
b
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,584,651 108,437,668
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 426,951 36,918,491
b
Putnam Large Cap Value Fund , Class R6 ................................. 3,019,840 117,350,980
922,802,632
Domestic Fixed Income 12.4%
b
Franklin Investment Grade Corporate ETF ................................. 2,054,547 44,953,488
b
Franklin U.S. Core Bond ETF .......................................... 4,237,038 92,028,465
b
Franklin U.S. Treasury Bond ETF ....................................... 2,261,968 46,687,020
183,668,973
Foreign Equity 20.5%
b
ClearBridge International Growth Fund , Class IS ............................ 243,094 19,194,737
b
Franklin Emerging Market Core Equity (IU) Fund ............................ 5,191,642 66,868,354
b
Franklin International Core Equity (IU) Fund ............................... 8,691,683 125,334,066
iShares Core MSCI EAFE ETF ......................................... 209,997 18,334,838
b
Templeton Developing Markets Trust , Class R6 ............................. 1,790,926 45,059,686
b
Templeton Foreign Fund , Class R6 ...................................... 3,100,284 28,677,626
303,469,307
Foreign Fixed Income 2.0%
b
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 1,667,182 15,037,978
b
Franklin High Yield Corporate ETF ...................................... 377,706 9,265,128
Vanguard Total International Bond ETF ................................... 130,150 6,437,219
30,740,325
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 975,867,724 ) ...............................................................
1,470,148,126
a a a a
Short Term Investments 1.5%
a
Money Market Funds 1.5%
b,c
Franklin Institutional U.S. Government Money Market Fund , 4.094% ............. 22,467,812 22,467,812
Total Money Market Funds (Cost $ 22,467,812 ) ..................................
22,467,812
Total Short Term Investments (Cost $ 22,467,812 ) ................................
22,467,812
a
Total Investments (Cost $ 998,335,536 ) 100.6% ..................................
$1,492,615,938
Other Assets, less Liabilities (0.6) % ...........................................
(9,256,757)
Net Assets 100.0% ...........................................................
$1,483,359,181

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 49 .
a
Non-income producing.
b
See Note 3 regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2025
Franklin LifeSmart™ Retirement Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
92.6%
Domestic Equity 24.3%
a
ClearBridge Tactical Dividend Income Fund , Class IS ........................ 136,689 $ 3,455,500
a
Franklin U.S. Core Equity (IU) Fund ..................................... 122,997 2,403,354
JPMorgan Equity Premium Income ETF .................................. 60,825 3,473,107
JPMorgan Nasdaq Equity Premium Income ETF ............................ 32,675 1,879,466
11,211,427
Domestic Fixed Income 36.6%
a
Franklin Investment Grade Corporate ETF ................................. 167,029 3,654,595
a
Franklin U.S. Core Bond ETF .......................................... 418,794 9,096,206
a
Franklin U.S. Treasury Bond ETF ....................................... 197,400 4,074,336
16,825,137
Foreign Equity 9.9%
a
Franklin International Core Dividend Tilt Index ETF .......................... 88,350 3,296,339
a
Templeton Developing Markets Trust , Class R6 ............................. 48,601 1,222,807
4,519,146
Foreign Fixed Income 21.8%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 201,830 1,820,503
a
BrandywineGLOBAL High Yield Fund , Class IS ............................. 447,934 4,600,279
a
Franklin High Yield Corporate ETF ...................................... 147,355 3,614,618
10,035,400
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 41,090,246 ) ................................................................
42,591,110
Units
a a a a
Index-Linked Notes 5.4%
Capital Markets 5.4%
b,c
UBS AG into S&P 500 Index , Senior Note , 8.97% , 5/07/27 ..................... 1,999 2,480,803
Total Index-Linked Notes (Cost $ 2,099,710 ) .....................................
2,480,803
Total Long Term Investments (Cost $ 43,189,956 ) ................................
45,071,913
a
a a a a
Short Term Investments 1.3%
Shares
a
Money Market Funds 1.3%
a,d
Franklin Institutional U.S. Government Money Market Fund , 4.094% ............. 596,720 596,720
Total Money Market Funds (Cost $ 596,720 ) .....................................
596,720
Total Short Term Investments (Cost $ 596,720 ) ..................................
596,720
a
Total Investments (Cost $ 43,786,676 ) 99.3% ....................................
$45,668,633
Other Assets, less Liabilities 0.7% .............................................
325,711
Net Assets 100.0% ...........................................................
$45,994,344

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 49 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2025
Franklin LifeSmart™ 2020 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 49 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 9,735 $ 258,172
Domestic Equity 30.0%
a
Franklin Growth Fund , Class R6 ........................................ 8,891 1,361,950
a
Franklin U.S. Core Equity (IU) Fund ..................................... 192,395 3,759,395
a
Franklin U.S. Equity Index ETF ......................................... 7,150 418,846
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 13,303 910,324
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 3,584 309,936
a
Putnam Large Cap Value Fund , Class R6 ................................. 25,352 985,194
7,745,645
Domestic Fixed Income 43.9%
a
Franklin Investment Grade Corporate ETF ................................. 126,453 2,766,792
a
Franklin U.S. Core Bond ETF .......................................... 261,038 5,669,745
a
Franklin U.S. Treasury Bond ETF ....................................... 139,723 2,883,883
11,320,420
Foreign Equity 14.9%
a
ClearBridge International Growth Fund , Class IS ............................ 3,143 248,198
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 62,680 807,313
a
Franklin International Core Equity (IU) Fund ............................... 112,378 1,620,487
iShares Core MSCI EAFE ETF ......................................... 2,704 236,086
a
Templeton Developing Markets Trust , Class R6 ............................. 21,622 544,014
a
Templeton Foreign Fund , Class R6 ...................................... 40,078 370,721
3,826,819
Foreign Fixed Income 9.2%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 106,402 959,745
a
Franklin High Yield Corporate ETF ...................................... 40,963 1,004,822
Vanguard Total International Bond ETF ................................... 8,300 410,518
2,375,085
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 21,287,974 ) ................................................................
25,526,141
a a a a
Short Term Investments 1.5%
a
Money Market Funds 1.5%
a,c
Franklin Institutional U.S. Government Money Market Fund , 4.094% ............. 381,644 381,644
Total Money Market Funds (Cost $ 381,644 ) .....................................
381,644
Total Short Term Investments (Cost $ 381,644 ) ..................................
381,644
a
Total Investments (Cost $ 21,669,618 ) 100.5% ...................................
$25,907,785
Other Assets, less Liabilities (0.5) % ...........................................
(133,971)
Net Assets 100.0% ...........................................................
$25,773,814
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2025
Franklin LifeSmart™ 2025 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 49 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 41,833 $ 1,109,411
Domestic Equity 36.1%
a
Franklin Growth Fund , Class R6 ........................................ 45,769 7,010,824
a
Franklin U.S. Core Equity (IU) Fund ..................................... 990,380 19,352,029
a
Franklin U.S. Equity Index ETF ......................................... 36,825 2,157,201
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 68,461 4,684,786
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 18,451 1,595,452
a
Putnam Large Cap Value Fund , Class R6 ................................. 130,505 5,071,424
39,871,716
Domestic Fixed Income 36.5%
a
Franklin Investment Grade Corporate ETF ................................. 452,190 9,893,917
a
Franklin U.S. Core Bond ETF .......................................... 933,383 20,273,079
a
Franklin U.S. Treasury Bond ETF ....................................... 499,613 10,312,012
40,479,008
Foreign Equity 17.8%
a
ClearBridge International Growth Fund , Class IS ............................ 16,184 1,277,881
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 321,963 4,146,880
a
Franklin International Core Equity (IU) Fund ............................... 578,593 8,343,312
iShares Core MSCI EAFE ETF ......................................... 13,967 1,219,459
a
Templeton Developing Markets Trust , Class R6 ............................. 111,065 2,794,403
a
Templeton Foreign Fund , Class R6 ...................................... 206,347 1,908,712
19,690,647
Foreign Fixed Income 7.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 380,348 3,430,740
a
Franklin High Yield Corporate ETF ...................................... 146,503 3,593,719
Vanguard Total International Bond ETF ................................... 29,675 1,467,726
8,492,185
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 86,042,253 ) ................................................................
109,642,967
a a a a
Short Term Investments 1.6%
a
Money Market Funds 1.6%
a,c
Franklin Institutional U.S. Government Money Market Fund , 4.094% ............. 1,750,424 1,750,424
Total Money Market Funds (Cost $ 1,750,424 ) ...................................
1,750,424
Total Short Term Investments (Cost $ 1,750,424 ) .................................
1,750,424
a
Total Investments (Cost $ 87,792,677 ) 100.7% ...................................
$111,393,391
Other Assets, less Liabilities (0.7) % ...........................................
(713,009)
Net Assets 100.0% ...........................................................
$110,680,382
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2025
Franklin LifeSmart™ 2030 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 49 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 31,186 $ 827,053
Domestic Equity 41.9%
a
Franklin Growth Fund , Class R6 ........................................ 39,756 6,089,786
a
Franklin U.S. Core Equity (IU) Fund ..................................... 860,289 16,810,043
a
Franklin U.S. Equity Index ETF ......................................... 31,971 1,872,855
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 59,470 4,069,532
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 16,027 1,385,853
a
Putnam Large Cap Value Fund , Class R6 ................................. 113,363 4,405,288
34,633,357
Domestic Fixed Income 29.3%
a
Franklin Investment Grade Corporate ETF ................................. 270,529 5,919,175
a
Franklin U.S. Core Bond ETF .......................................... 558,425 12,128,991
a
Franklin U.S. Treasury Bond ETF ....................................... 298,918 6,169,668
24,217,834
Foreign Equity 20.7%
a
ClearBridge International Growth Fund , Class IS ............................ 14,055 1,109,761
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 280,159 3,608,446
a
Franklin International Core Equity (IU) Fund ............................... 502,475 7,245,688
iShares Core MSCI EAFE ETF ......................................... 12,132 1,059,245
a
Templeton Developing Markets Trust , Class R6 ............................. 96,645 2,431,579
a
Templeton Foreign Fund , Class R6 ...................................... 179,203 1,657,625
17,112,344
Foreign Fixed Income 6.2%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 227,487 2,051,929
a
Franklin High Yield Corporate ETF ...................................... 87,639 2,149,785
Vanguard Total International Bond ETF ................................... 17,750 877,915
5,079,629
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 62,944,379 ) ................................................................
81,870,217
a a a a
Short Term Investments 2.0%
a
Money Market Funds 2.0%
a,c
Franklin Institutional U.S. Government Money Market Fund , 4.094% ............. 1,689,275 1,689,275
Total Money Market Funds (Cost $ 1,689,275 ) ...................................
1,689,275
Total Short Term Investments (Cost $ 1,689,275 ) .................................
1,689,275
a
Total Investments (Cost $ 64,633,654 ) 101.1% ...................................
$83,559,492
Other Assets, less Liabilities (1.1) % ...........................................
(910,143)
Net Assets 100.0% ...........................................................
$82,649,349
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2025
Franklin LifeSmart™ 2035 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 49 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 58,925 $ 1,562,691
Domestic Equity 47.8%
a
Franklin Growth Fund , Class R6 ........................................ 85,687 13,125,470
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,854,206 36,231,194
a
Franklin U.S. Equity Index ETF ......................................... 68,937 4,038,316
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 128,199 8,772,658
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 34,543 2,986,976
a
Putnam Large Cap Value Fund , Class R6 ................................. 244,335 9,494,856
74,649,470
Domestic Fixed Income 22.0%
a
Franklin Investment Grade Corporate ETF ................................. 384,571 8,414,413
a
Franklin U.S. Core Bond ETF .......................................... 793,784 17,240,988
a
Franklin U.S. Treasury Bond ETF ....................................... 424,893 8,769,792
34,425,193
Foreign Equity 23.7%
a
ClearBridge International Growth Fund , Class IS ............................ 30,282 2,391,056
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 603,779 7,776,670
a
Franklin International Core Equity (IU) Fund ............................... 1,082,616 15,611,322
iShares Core MSCI EAFE ETF ......................................... 26,124 2,280,886
a
Templeton Developing Markets Trust , Class R6 ............................. 208,282 5,240,367
a
Templeton Foreign Fund , Class R6 ...................................... 386,104 3,571,460
36,871,761
Foreign Fixed Income 4.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 323,192 2,915,192
a
Franklin High Yield Corporate ETF ...................................... 124,587 3,056,119
Vanguard Total International Bond ETF ................................... 25,225 1,247,628
7,218,939
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 112,649,560 ) ...............................................................
154,728,054
a a a a
Short Term Investments 2.0%
a
Money Market Funds 2.0%
a,c
Franklin Institutional U.S. Government Money Market Fund , 4.094% ............. 3,127,064 3,127,064
Total Money Market Funds (Cost $ 3,127,064 ) ...................................
3,127,064
Total Short Term Investments (Cost $ 3,127,064 ) .................................
3,127,064
a
Total Investments (Cost $ 115,776,624 ) 101.2% ..................................
$157,855,118
Other Assets, less Liabilities (1.2) % ...........................................
(1,893,999)
Net Assets 100.0% ...........................................................
$155,961,119
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2025
Franklin LifeSmart™ 2040 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 49 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 27,337 $ 724,977
Domestic Equity 53.2%
a
Franklin Growth Fund , Class R6 ........................................ 44,254 6,778,874
a
Franklin U.S. Core Equity (IU) Fund ..................................... 735,930 14,380,065
a
Franklin U.S. Equity Index ETF ......................................... 109,650 6,423,275
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 66,217 4,531,229
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 17,841 1,542,695
a
Putnam Large Cap Value Fund , Class R6 ................................. 126,191 4,903,786
38,559,924
Domestic Fixed Income 17.2%
a
Franklin Investment Grade Corporate ETF ................................. 139,028 3,041,933
a
Franklin U.S. Core Bond ETF .......................................... 286,977 6,233,141
a
Franklin U.S. Treasury Bond ETF ....................................... 153,621 3,170,737
12,445,811
Foreign Equity 26.2%
a
ClearBridge International Growth Fund , Class IS ............................ 15,646 1,235,381
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 311,618 4,013,638
a
Franklin International Core Equity (IU) Fund ............................... 559,354 8,065,886
iShares Core MSCI EAFE ETF ......................................... 13,484 1,177,288
a
Templeton Developing Markets Trust , Class R6 ............................. 107,497 2,704,619
a
Templeton Foreign Fund , Class R6 ...................................... 199,489 1,845,273
19,042,085
Foreign Fixed Income 1.5%
a
Franklin High Yield Corporate ETF ...................................... 45,023 1,104,414
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 51,644,292 ) ................................................................
71,877,211
a a a a
Short Term Investments 2.1%
a
Money Market Funds 2.1%
a,c
Franklin Institutional U.S. Government Money Market Fund , 4.094% ............. 1,506,250 1,506,250
Total Money Market Funds (Cost $ 1,506,250 ) ...................................
1,506,250
Total Short Term Investments (Cost $ 1,506,250 ) .................................
1,506,250
a
Total Investments (Cost $ 53,150,542 ) 101.2% ...................................
$73,383,461
Other Assets, less Liabilities (1.2) % ...........................................
(818,972)
Net Assets 100.0% ...........................................................
$72,564,489
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2025
Franklin LifeSmart™ 2045 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 49 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 44,934 $ 1,191,650
Domestic Equity 59.1%
a
Franklin Growth Fund , Class R6 ........................................ 80,983 12,405,003
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,346,708 26,314,678
a
Franklin U.S. Equity Index ETF ......................................... 200,650 11,754,037
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 121,167 8,291,458
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 32,647 2,823,019
a
Putnam Large Cap Value Fund , Class R6 ................................. 230,922 8,973,634
70,561,829
Domestic Fixed Income 9.7%
a
Franklin U.S. Core Bond ETF .......................................... 533,136 11,579,714
Foreign Equity 29.2%
a
ClearBridge International Growth Fund , Class IS ............................ 28,636 2,261,073
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 570,094 7,342,806
a
Franklin International Core Equity (IU) Fund ............................... 1,023,763 14,762,662
iShares Core MSCI EAFE ETF ......................................... 24,702 2,156,732
a
Templeton Developing Markets Trust , Class R6 ............................. 196,662 4,948,004
a
Templeton Foreign Fund , Class R6 ...................................... 365,115 3,377,311
34,848,588
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 79,492,212 ) ................................................................
118,181,781
a a a a
Short Term Investments 1.9%
a
Money Market Funds 1.9%
a,c
Franklin Institutional U.S. Government Money Market Fund , 4.094% ............. 2,299,942 2,299,942
Total Money Market Funds (Cost $ 2,299,942 ) ...................................
2,299,942
Total Short Term Investments (Cost $ 2,299,942 ) .................................
2,299,942
a
Total Investments (Cost $ 81,792,154 ) 100.9% ...................................
$120,481,723
Other Assets, less Liabilities (0.9) % ...........................................
(1,143,116)
Net Assets 100.0% ...........................................................
$119,338,607
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2025
Franklin LifeSmart™ 2050 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 49 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 24,163 $ 640,803
Domestic Equity 63.1%
a
Franklin Growth Fund , Class R6 ........................................ 46,486 7,120,668
a
Franklin U.S. Core Equity (IU) Fund ..................................... 773,030 15,105,007
a
Franklin U.S. Equity Index ETF ......................................... 115,180 6,747,221
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 69,537 4,758,417
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 18,740 1,620,459
a
Putnam Large Cap Value Fund , Class R6 ................................. 132,553 5,150,993
40,502,765
Domestic Fixed Income 3.8%
a
Franklin U.S. Core Bond ETF .......................................... 110,209 2,393,739
Foreign Equity 31.2%
a
ClearBridge International Growth Fund , Class IS ............................ 16,431 1,297,375
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 327,491 4,218,080
a
Franklin International Core Equity (IU) Fund ............................... 587,421 8,470,617
iShares Core MSCI EAFE ETF ......................................... 14,182 1,238,230
a
Templeton Developing Markets Trust , Class R6 ............................. 112,972 2,842,386
a
Templeton Foreign Fund , Class R6 ...................................... 209,498 1,937,853
20,004,541
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 43,049,810 ) ................................................................
63,541,848
a a a a
Short Term Investments 1.8%
a
Money Market Funds 1.8%
a,c
Franklin Institutional U.S. Government Money Market Fund , 4.094% ............. 1,169,364 1,169,364
Total Money Market Funds (Cost $ 1,169,364 ) ...................................
1,169,364
Total Short Term Investments (Cost $ 1,169,364 ) .................................
1,169,364
a
Total Investments (Cost $ 44,219,174 ) 100.9% ...................................
$64,711,212
Other Assets, less Liabilities (0.9) % ...........................................
(561,168)
Net Assets 100.0% ...........................................................
$64,150,044
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2025
Franklin LifeSmart™ 2055 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 49 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 19,613 $ 520,137
Domestic Equity 64.5%
a
Franklin Growth Fund , Class R6 ........................................ 38,535 5,902,715
a
Franklin U.S. Core Equity (IU) Fund ..................................... 640,817 12,521,556
a
Franklin U.S. Equity Index ETF ......................................... 95,475 5,592,906
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 57,649 3,944,921
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 15,535 1,343,311
a
Putnam Large Cap Value Fund , Class R6 ................................. 109,882 4,270,023
33,575,432
Domestic Fixed Income 1.7%
a
Franklin U.S. Core Bond ETF .......................................... 41,746 906,723
Foreign Equity 31.9%
a
ClearBridge International Growth Fund , Class IS ............................ 13,623 1,075,657
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 271,382 3,495,404
a
Franklin International Core Equity (IU) Fund ............................... 487,036 7,023,055
iShares Core MSCI EAFE ETF ......................................... 11,755 1,026,329
a
Templeton Developing Markets Trust , Class R6 ............................. 93,617 2,355,406
a
Templeton Foreign Fund , Class R6 ...................................... 173,698 1,606,707
16,582,558
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 36,306,111 ) ................................................................
51,584,850
a a a a
Short Term Investments 2.2%
a
Money Market Funds 2.2%
a,c
Franklin Institutional U.S. Government Money Market Fund , 4.094% ............. 1,128,196 1,128,196
Total Money Market Funds (Cost $ 1,128,196 ) ...................................
1,128,196
Total Short Term Investments (Cost $ 1,128,196 ) .................................
1,128,196
a
Total Investments (Cost $ 37,434,307 ) 101.3% ...................................
$52,713,046
Other Assets, less Liabilities (1.3) % ...........................................
(657,706)
Net Assets 100.0% ...........................................................
$52,055,340
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2025
Franklin LifeSmart™ 2060 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 49 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.8%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 4,269 $ 113,214
Domestic Equity 64.3%
a
Franklin Growth Fund , Class R6 ........................................ 8,399 1,286,526
a
Franklin U.S. Core Equity (IU) Fund ..................................... 139,672 2,729,182
a
Franklin U.S. Equity Index ETF ......................................... 20,800 1,218,460
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 12,555 859,139
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 3,386 292,786
a
Putnam Large Cap Value Fund , Class R6 ................................. 23,950 930,691
7,316,784
Domestic Fixed Income 1.7%
a
Franklin U.S. Core Bond ETF .......................................... 9,100 197,652
Foreign Equity 31.8%
a
ClearBridge International Growth Fund , Class IS ............................ 2,969 234,444
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 59,150 761,855
a
Franklin International Core Equity (IU) Fund ............................... 106,152 1,530,713
iShares Core MSCI EAFE ETF ......................................... 2,539 221,680
a
Templeton Developing Markets Trust , Class R6 ............................. 20,405 513,382
a
Templeton Foreign Fund , Class R6 ...................................... 37,859 350,195
3,612,269
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 8,875,519 ) .................................................................
11,239,919
a a a a
Short Term Investments 2.4%
a
Money Market Funds 2.4%
a,c
Franklin Institutional U.S. Government Money Market Fund , 4.094% ............. 272,581 272,581
Total Money Market Funds (Cost $ 272,581 ) .....................................
272,581
Total Short Term Investments (Cost $ 272,581 ) ..................................
272,581
a
Total Investments (Cost $ 9,148,100 ) 101.2% ....................................
$11,512,500
Other Assets, less Liabilities (1.2) % ...........................................
(138,124)
Net Assets 100.0% ...........................................................
$11,374,376
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2025
Franklin Moderate Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 2.0%
a,b
Franklin BSP Lending Fund , Class R6 .................................... 1,685,551 $ 17,040,922
b
Franklin Systematic Style Premia ETF .................................... 650,198 17,243,251
34,284,173
Domestic Equity 47.2%
b
Franklin Growth Fund , Class R6 ........................................ 931,962 142,757,971
b
Franklin U.S. Core Equity (IU) Fund ..................................... 20,165,792 394,039,582
b
Franklin U.S. Equity Index ETF ......................................... 749,825 43,924,599
b
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,394,392 95,418,245
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 375,695 32,486,335
b
Putnam Large Cap Value Fund , Class R6 ................................. 2,657,276 103,261,744
811,888,476
Domestic Fixed Income 29.5%
b
Franklin Investment Grade Corporate ETF ................................. 5,678,073 124,236,237
b
Franklin U.S. Core Bond ETF .......................................... 11,709,791 254,336,661
b
Franklin U.S. Treasury Bond ETF ....................................... 6,251,372 129,028,318
507,601,216
Foreign Equity 15.5%
b
ClearBridge International Growth Fund , Class IS ............................ 213,912 16,890,472
b
Franklin Emerging Market Core Equity (IU) Fund ............................ 4,568,624 58,843,871
b
Franklin International Core Equity (IU) Fund ............................... 7,648,307 110,288,587
iShares Core MSCI EAFE ETF ......................................... 184,772 16,132,443
b
Templeton Developing Markets Trust , Class R6 ............................. 1,576,008 39,652,364
b
Templeton Foreign Fund , Class R6 ...................................... 2,728,138 25,235,272
267,043,009
Foreign Fixed Income 4.9%
b
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 4,607,438 41,559,092
b
Franklin High Yield Corporate ETF ...................................... 1,043,895 25,606,744
Vanguard Total International Bond ETF ................................... 359,750 17,793,235
84,959,071
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 1,269,065,032 ) ..............................................................
1,705,775,945
a a a a
Short Term Investments 1.5%
a
Money Market Funds 1.5%
b,c
Franklin Institutional U.S. Government Money Market Fund , 4.094% ............. 26,583,319 26,583,319
Total Money Market Funds (Cost $ 26,583,319 ) ..................................
26,583,319
Total Short Term Investments (Cost $ 26,583,319 ) ................................
26,583,319
a
Total Investments (Cost $ 1,295,648,351 ) 100.6% ................................
$1,732,359,264
Other Assets, less Liabilities (0.6) % ...........................................
(11,067,984)
Net Assets 100.0% ...........................................................
$1,721,291,280

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Moderate Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 49 .
a
Non-income producing.
b
See Note 3 regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, fifteen of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT
Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the period ended September 30, 2025, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 32,632,925 $ 1,984,477 $ (4,188,178) $ (1,246,061) $ 4,417,896 $ 33,601,059 3,725,173 $ 1,003,921
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
ClearBridge International Growth
Fund, Class IS ............ $ 5,870,363 $ 1,447,417 $ (2,745,697) $ 286,382 $ 1,019,833 $ 5,878,298 74,447 $ —
Franklin BSP Lending Fund, Class
R6 ..................... — 8,700,000 — — 72,508 8,772,508 867,706 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 12,979,823 6,025,460 (2,043,535) 23,803 3,495,832 20,481,383 1,590,170 260,382
Franklin Growth Fund, Class R6 . 61,035,865 3,202,895 (20,953,593) 7,772,348 (1,377,315) 49,680,200 324,326 —
Franklin High Yield Corporate ETF 37,821,562 851,720 (18,759,316) (443,516) 1,232,404 20,702,854 843,981 1,532,076
Franklin Institutional U.S.
Government Money Market Fund,
4.094% ................. 73,842 87,008,963 (74,087,288) — — 12,995,517 12,995,517 331,266
Franklin International Aggregate
Bond ETF ................ 14,164,485 3,058,781 (17,333,386) (1,505,355) 1,615,475 — — 38,545
Franklin International Core Equity
(IU) Fund ................ 38,812,275 9,865,031 (18,968,462) 1,952,923 6,721,760 38,383,527 2,661,826 1,064,223
Franklin Investment Grade
Corporate ETF ............ 94,539,513 10,948,357 (8,718,931) (553,199) 4,230,942 100,446,682 4,590,799 2,915,649
Franklin Systematic Style Premia
ETF .................... 8,839,551 141,389 (1,058,940) 98,699 805,847 8,826,546 332,826 —
Franklin U.S. Core Bond ETF ... 197,813,507 22,641,539 (20,780,530) (3,677,322) 9,637,297 205,634,491 9,467,518 5,560,023
Franklin U.S. Core Equity (IU) Fund 137,754,964 13,514,127 (29,064,697) 4,939,312 9,988,700 137,132,406 7,018,035 1,344,088
Franklin U.S. Equity Index ETF . 13,989,990 16,424,802 (16,530,829) 3,642,487 (2,240,168) 15,286,282 260,948 113,152
Franklin U.S. Large Cap Multifactor
Index ETF ............... 32,052,741 9,773,245 (12,850,134) 3,863,232 368,421 33,207,505 485,277 249,889
Franklin U.S. Treasury Bond ETF 99,291,154 11,906,530 (9,444,273) (1,586,338) 4,154,154 104,321,227 5,054,323 2,703,697
Putnam Large Cap Growth Fund,
Class R6 ................ — 10,991,445 (30,993) 579 344,437 11,305,468 130,744 —
Putnam Large Cap Value Fund,
Class R6 ................ 35,392,831 4,808,580 (8,184,812) (499,292) 4,419,841 35,937,148 924,785 272,916
Templeton Developing Markets
Trust, Class R6 ............ 8,390,538 4,687,722 (2,199,925) 11,528 2,911,682 13,801,545 548,551 —
Templeton Foreign Fund, Class R6 8,943,982 1,826,292 (4,032,786) 696,409 1,348,854 8,782,751 949,487 —
Total Non-Controlled Affiliates $840,399,911 $229,808,772 $(271,976,305) $13,776,619 $53,168,400 $865,177,397 $17,389,827
Total Affiliated Securities .... $840,399,911 $229,808,772 $(271,976,305) $13,776,619 $53,168,400 $865,177,397 $17,389,827
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . 249,254,536 — (17,147,339) 197,363 32,182,486 264,487,046 1,726,642 —
Franklin Growth Opportunities
Fund, Class R6 ............ 262,809,393 — (17,700,775) (192,649) 24,833,570 269,749,539 4,238,013 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Institutional U.S.
Government Money Market Fund,
4.094% ................. $ 1,104 $ 27,464,260 $ (27,463,113) $ — $ — $ 2,251 2,251 $ 13,907
Franklin Mutual Shares Fund, Class
R6 ..................... 240,349,025 — (16,660,153) 545,972 17,428,559 241,663,403 9,000,499 —
Templeton Growth Fund, Inc., Class
R6 ..................... 231,465,919 — (16,743,440) 2,542,347 40,972,772 258,237,598 8,200,622 —
Total Non-Controlled Affiliates $983,879,977 $27,464,260 $(95,714,820) $3,093,033 $115,417,387 $1,034,139,837 $13,907
Total Affiliated Securities .... $983,879,977 $27,464,260 $(95,714,820) $3,093,033 $115,417,387 $1,034,139,837 $13,907
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 40,250,539 19,837,313 (4,682,536) 54,749 11,408,289 66,868,354 5,191,642 840,453
Franklin International Core Equity
(IU) Fund ................ 120,278,099 29,479,274 (52,045,671) 4,358,173 23,264,191 125,334,066 8,691,683 3,409,220
Franklin U.S. Core Equity (IU) Fund 329,433,361 20,406,810 (44,810,599) 6,955,924 32,145,915 344,131,411 17,611,638 3,278,370
Total Controlled Affiliates .... $489,961,999 $69,723,397 $(101,538,806) $11,368,846 $66,818,395 $536,333,831 $7,528,043
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 14,291,640 2,794,938 (3,470,960) (778,752) 2,201,112 15,037,978 1,667,182 451,821
ClearBridge International Growth
Fund, Class IS ............ 18,192,123 4,231,958 (7,392,585) 772,836 3,390,405 19,194,737 243,094 —
Franklin BSP Lending Fund, Class
R6 ..................... — 14,500,000 — — 120,144 14,620,144 1,446,107 —
Franklin Growth Fund, Class R6 . 189,184,355 4,926,470 (53,268,706) 17,872,623 3,525,693 162,240,435 1,059,149 —
Franklin High Yield Corporate ETF 16,562,939 2,248,892 (9,931,619) 8,569 376,347 9,265,128 377,706 718,739
Franklin Institutional U.S.
Government Money Market Fund,
4.094% ................. 35,400 91,652,319 (69,219,907) — — 22,467,812 22,467,812 555,220
Franklin International Aggregate
Bond ETF ................ 6,203,125 5,326,677 (11,603,419) (131,841) 205,458 — — 18,891
Franklin Investment Grade
Corporate ETF ............ 41,402,203 11,721,239 (10,022,265) (355,818) 2,208,129 44,953,488 2,054,547 1,369,368
Franklin Systematic Style Premia
ETF .................... 14,172,820 1,108,480 (1,939,238) 47,371 1,457,312 14,846,745 559,832 —
Franklin U.S. Core Bond ETF ... 86,630,085 24,791,505 (22,280,673) (1,402,092) 4,289,640 92,028,465 4,237,038 2,609,527
Franklin U.S. Equity Index ETF . 140,725,006 39,857,225 (43,752,153) 3,141,291 13,752,278 153,723,647 2,624,175 1,124,370
Franklin U.S. Large Cap Multifactor
Index ETF ............... 99,353,811 22,206,482 (27,536,076) 4,255,570 10,157,881 108,437,668 1,584,651 809,678
Franklin U.S. Treasury Bond ETF 43,483,203 12,873,265 (10,879,696) (473,660) 1,683,908 46,687,020 2,261,968 1,270,599
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Large Cap Growth Fund,
Class R6 ................ $ — $ 35,932,124 $ (154,288) $ 3,386 $ 1,137,269 $ 36,918,491 426,951 $ —
Putnam Large Cap Value Fund,
Class R6 ................ 109,700,695 11,912,827 (17,193,154) (1,033,447) 13,964,059 117,350,980 3,019,840 878,043
Templeton Developing Markets
Trust, Class R6 ............ 26,018,653 19,052,404 (9,961,627) 118,826 9,831,430 45,059,686 1,790,926 —
Templeton Foreign Fund, Class R6 27,717,356 5,652,892 (11,290,025) 1,107,103 5,490,300 28,677,626 3,100,284 —
Total Non-Controlled Affiliates $833,673,414 $310,789,697 $(309,896,391) $23,151,965 $73,791,365 $931,510,050 $9,806,256
Total Affiliated Securities .... $1,323,635,413 $380,513,094 $(411,435,197) $34,520,811 $140,609,760 $1,467,843,881 $17,334,299
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,022,702 122,227 (523,927) (131,576) 331,077 1,820,503 201,830 61,100
BrandywineGLOBAL High Yield
Fund, Class IS ............ 8,372,835 637,231 (4,313,832) (94,988) (967) 4,600,279 447,934 392,394
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 4,967,756 257,125 (1,786,700) 197,732 (180,413) 3,455,500 136,689 113,014
Franklin High Yield Corporate ETF 1,965,814 1,734,200 (163,098) (14,613) 92,315 3,614,618 147,355 106,137
Franklin Institutional U.S.
Government Money Market Fund,
4.094% ................. 1,066,597 5,078,721 (5,548,598) — — 596,720 596,720 31,555
Franklin International Core Dividend
Tilt Index ETF ............. 1,227,409 1,804,954 (130,748) 3,174 391,550 3,296,339 88,350 44,402
Franklin Investment Grade
Corporate ETF ............ 3,455,370 289,687 (223,888) (58,395) 191,821 3,654,595 167,029 107,765
Franklin U.S. Core Bond ETF ... 6,317,383 2,993,477 (463,935) (80,042) 329,323 9,096,206 418,794 200,563
Franklin U.S. Core Equity (IU) Fund 958,533 1,314,462 (91,753) 1,573 220,539 2,403,354 122,997 14,368
Franklin U.S. Government
Securities Fund, Class R6 ..... 3,953,901 190,649 (4,177,057) (262,002) 294,509 — — 74,218
Franklin U.S. Treasury Bond ETF — 4,098,584 (95,856) 1,531 70,077 4,074,336 197,400 28,361
Templeton Developing Markets
Trust, Class R6 ............ 418,046 641,402 (45,840) 265 208,934 1,222,807 48,601 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 810,980 $ 26,609 $ (988,112) $ 316,473 $ (165,950) $ — — $ —
Total Non-Controlled Affiliates $35,537,326 $19,189,328 $(18,553,344) $(120,868) $1,782,815 $37,835,257 $1,173,877
Total Affiliated Securities .... $35,537,326 $19,189,328 $(18,553,344) $(120,868) $1,782,815 $37,835,257 $1,173,877
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 918,807 95,617 (144,517) (41,464) 131,302 959,745 106,402 28,219
ClearBridge International Growth
Fund, Class IS ............ 269,385 24,801 (101,079) 15,023 40,068 248,198 3,143 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 645,141 204,731 (195,270) 8,676 144,035 807,313 62,680 11,893
Franklin Growth Fund, Class R6 . 1,675,891 118,929 (619,123) 155,114 31,139 1,361,950 8,891 —
Franklin High Yield Corporate ETF 1,064,912 56,594 (142,789) (5,876) 31,981 1,004,822 40,963 44,279
Franklin Institutional U.S.
Government Money Market Fund,
4.094% ................. 20,292 3,129,918 (2,768,566) — — 381,644 381,644 10,442
Franklin International Aggregate
Bond ETF ................ 398,421 32,126 (433,203) (24,690) 27,346 — — 1,072
Franklin International Core Equity
(IU) Fund ................ 1,781,603 170,219 (705,609) 126,456 247,818 1,620,487 112,378 41,760
Franklin Investment Grade
Corporate ETF ............ 2,661,381 267,396 (262,503) (14,340) 114,858 2,766,792 126,453 81,470
Franklin Systematic Style Premia
ETF .................... 263,249 6,104 (37,973) 3,819 22,973 258,172 9,735 —
Franklin U.S. Core Bond ETF ... 5,569,089 513,434 (576,747) (102,952) 266,921 5,669,745 261,038 155,362
Franklin U.S. Core Equity (IU) Fund 3,782,224 334,526 (783,516) 96,293 329,868 3,759,395 192,395 38,489
Franklin U.S. Equity Index ETF . 382,516 410,336 (407,328) 66,098 (32,776) 418,846 7,150 3,146
Franklin U.S. Large Cap Multifactor
Index ETF ............... 879,776 118,610 (216,715) 47,983 80,670 910,324 13,303 6,986
Franklin U.S. Treasury Bond ETF 2,795,131 319,384 (301,337) (23,343) 94,048 2,883,883 139,723 75,565
Putnam Large Cap Growth Fund,
Class R6 ................ — 301,983 (1,559) 30 9,482 309,936 3,584 —
Putnam Large Cap Value Fund,
Class R6 ................ 972,028 101,321 (197,834) (12,397) 122,076 985,194 25,352 7,742
Templeton Developing Markets
Trust, Class R6 ............ 417,074 133,943 (132,827) 1,090 124,734 544,014 21,622 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 410,420 $ 23,370 $ (150,998) $ 37,687 $ 50,242 $ 370,721 40,078 $ —
Total Non-Controlled Affiliates $24,907,340 $6,363,342 $(8,179,493) $333,207 $1,836,785 $25,261,181 $506,425
Total Affiliated Securities .... $24,907,340 $6,363,342 $(8,179,493) $333,207 $1,836,785 $25,261,181 $506,425
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 3,278,382 379,123 (547,273) (172,191) 492,699 3,430,740 380,348 100,404
ClearBridge International Growth
Fund, Class IS ............ 1,377,313 133,889 (516,800) 75,479 208,000 1,277,881 16,184 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,299,462 1,062,186 (1,004,881) 48,750 741,363 4,146,880 321,963 61,202
Franklin Growth Fund, Class R6 . 8,577,095 515,478 (3,074,793) 1,070,011 (76,967) 7,010,824 45,769 —
Franklin High Yield Corporate ETF 3,799,579 193,582 (494,453) (20,443) 115,454 3,593,719 146,503 158,285
Franklin Institutional U.S.
Government Money Market Fund,
4.094% ................. 3,765 12,134,861 (10,388,202) — — 1,750,424 1,750,424 44,203
Franklin International Aggregate
Bond ETF ................ 1,422,804 124,190 (1,556,928) (134,326) 144,260 — — 3,881
Franklin International Core Equity
(IU) Fund ................ 9,108,851 906,363 (3,590,683) 598,810 1,319,971 8,343,312 578,593 214,811
Franklin Investment Grade
Corporate ETF ............ 9,497,342 1,124,435 (1,087,361) (71,542) 431,043 9,893,917 452,190 291,297
Franklin Systematic Style Premia
ETF .................... 1,125,755 24,917 (156,776) 16,068 99,447 1,109,411 41,833 —
Franklin U.S. Core Bond ETF ... 19,872,748 2,138,506 (2,320,056) (426,467) 1,008,348 20,273,079 933,383 555,386
Franklin U.S. Core Equity (IU) Fund 19,356,229 1,454,773 (3,726,866) 441,977 1,825,916 19,352,029 990,380 197,577
Franklin U.S. Equity Index ETF . 1,965,211 1,866,897 (1,865,426) 278,788 (88,269) 2,157,201 36,825 16,228
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,502,731 540,429 (1,038,623) 146,030 534,219 4,684,786 68,461 35,958
Franklin U.S. Treasury Bond ETF 9,974,752 1,278,284 (1,191,641) (171,141) 421,758 10,312,012 499,613 270,177
Putnam Large Cap Growth Fund,
Class R6 ................ — 1,556,565 (10,146) 137 48,896 1,595,452 18,451 —
Putnam Large Cap Value Fund,
Class R6 ................ 4,973,056 478,171 (954,405) (52,697) 627,299 5,071,424 130,505 39,350
Templeton Developing Markets
Trust, Class R6 ............ 2,132,981 693,706 (686,367) 9,072 645,011 2,794,403 111,065 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 2,098,352 $ 120,757 $ (762,578) $ 198,631 $ 253,550 $ 1,908,712 206,347 $ —
Total Non-Controlled Affiliates $106,366,408 $26,727,112 $(34,974,258) $1,834,946 $8,751,998 $108,706,206 $1,988,759
Total Affiliated Securities .... $106,366,408 $26,727,112 $(34,974,258) $1,834,946 $8,751,998 $108,706,206 $1,988,759
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,725,932 353,223 (202,500) (64,004) 239,278 2,051,929 227,487 56,829
ClearBridge International Growth
Fund, Class IS ............ 1,061,794 178,073 (360,370) 39,905 190,359 1,109,761 14,055 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,541,869 1,077,521 (661,706) 40,535 610,227 3,608,446 280,159 50,114
Franklin Growth Fund, Class R6 . 6,610,430 768,922 (2,111,093) 238,556 582,971 6,089,786 39,756 —
Franklin High Yield Corporate ETF 2,000,043 252,677 (156,965) (3,060) 57,090 2,149,785 87,639 88,454
Franklin Institutional U.S.
Government Money Market Fund,
4.094% ................. 2,084 10,589,034 (8,901,843) — — 1,689,275 1,689,275 34,565
Franklin International Aggregate
Bond ETF ................ 749,001 129,661 (883,889) (61,297) 66,524 — — 2,196
Franklin International Core Equity
(IU) Fund ................ 7,022,113 1,209,176 (2,539,823) 294,918 1,259,304 7,245,688 502,475 175,220
Franklin Investment Grade
Corporate ETF ............ 4,999,546 1,081,405 (367,299) (26,627) 232,150 5,919,175 270,529 162,967
Franklin Systematic Style Premia
ETF .................... 749,842 57,599 (62,112) 741 80,983 827,053 31,186 —
Franklin U.S. Core Bond ETF ... 10,461,695 2,164,186 (828,614) (150,193) 481,917 12,128,991 558,425 310,731
Franklin U.S. Core Equity (IU) Fund 14,910,025 2,098,142 (2,105,763) (51,870) 1,959,509 16,810,043 860,289 159,867
Franklin U.S. Equity Index ETF . 1,513,174 1,445,074 (1,259,206) 110,876 62,937 1,872,855 31,971 13,493
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,468,263 652,922 (615,917) (5,666) 569,930 4,069,532 59,470 29,845
Franklin U.S. Treasury Bond ETF 5,251,179 1,205,408 (427,953) (73,123) 214,157 6,169,668 298,918 151,164
Putnam Large Cap Growth Fund,
Class R6 ................ — 1,344,253 (680) 6 42,274 1,385,853 16,027 —
Putnam Large Cap Value Fund,
Class R6 ................ 3,830,736 622,188 (521,603) (31,582) 505,549 4,405,288 113,363 32,176
Templeton Developing Markets
Trust, Class R6 ............ 1,643,183 698,559 (450,963) 8,065 532,735 2,431,579 96,645 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 1,617,683 $ 200,875 $ (528,332) $ 60,954 $ 306,445 $ 1,657,625 179,203 $ —
Total Non-Controlled Affiliates $70,158,592 $26,128,898 $(22,986,631) $327,134 $7,994,339 $81,622,332 $1,267,621
Total Affiliated Securities .... $70,158,592 $26,128,898 $(22,986,631) $327,134 $7,994,339 $81,622,332 $1,267,621
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,494,370 422,552 (255,847) (82,002) 336,119 2,915,192 323,192 80,809
ClearBridge International Growth
Fund, Class IS ............ 2,334,167 268,932 (717,105) 97,580 407,482 2,391,056 30,282 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,595,906 2,027,073 (1,274,540) 52,088 1,376,143 7,776,670 603,779 109,650
Franklin Growth Fund, Class R6 . 14,531,587 898,592 (4,123,180) 725,749 1,092,722 13,125,470 85,687 —
Franklin High Yield Corporate ETF 2,890,347 275,883 (189,277) (9,602) 88,768 3,056,119 124,587 127,458
Franklin Institutional U.S.
Government Money Market Fund,
4.094% ................. 4,644 11,792,258 (8,669,838) — — 3,127,064 3,127,064 64,868
Franklin International Aggregate
Bond ETF ................ 1,081,979 147,253 (1,237,027) (86,713) 94,508 — — 3,185
Franklin International Core Equity
(IU) Fund ................ 15,436,666 1,834,212 (5,068,447) 672,522 2,736,369 15,611,322 1,082,616 382,794
Franklin Investment Grade
Corporate ETF ............ 7,225,226 1,335,722 (445,732) (33,404) 332,601 8,414,413 384,571 234,854
Franklin Systematic Style Premia
ETF .................... 1,445,360 125,407 (165,204) 3,766 153,362 1,562,691 58,925 —
Franklin U.S. Core Bond ETF ... 15,118,556 2,669,939 (1,025,934) (184,713) 663,140 17,240,988 793,784 447,774
Franklin U.S. Core Equity (IU) Fund 32,785,330 2,763,461 (3,525,868) (70,759) 4,279,030 36,231,194 1,854,206 348,748
Franklin U.S. Equity Index ETF . 3,327,740 2,630,895 (2,334,622) 166,597 247,706 4,038,316 68,937 29,346
Franklin U.S. Large Cap Multifactor
Index ETF ............... 7,627,539 1,005,853 (1,106,126) (2,081) 1,247,473 8,772,658 128,199 64,940
Franklin U.S. Treasury Bond ETF 7,588,620 1,510,492 (531,838) (93,998) 296,516 8,769,792 424,893 217,883
Putnam Large Cap Growth Fund,
Class R6 ................ — 2,905,789 (9,991) 317 90,861 2,986,976 34,543 —
Putnam Large Cap Value Fund,
Class R6 ................ 8,423,320 909,218 (882,366) (55,372) 1,100,056 9,494,856 244,335 70,388
Templeton Developing Markets
Trust, Class R6 ............ 3,617,465 1,301,814 (871,032) 12,319 1,179,801 5,240,367 208,282 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 3,556,166 $ 243,128 $ (1,036,620) $ 160,825 $ 647,961 $ 3,571,460 386,104 $ —
Total Non-Controlled Affiliates $135,084,988 $35,068,473 $(33,470,594) $1,273,119 $16,370,618 $154,326,604 $2,182,697
Total Affiliated Securities .... $135,084,988 $35,068,473 $(33,470,594) $1,273,119 $16,370,618 $154,326,604 $2,182,697
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,159,418 201,312 (379,283) 40,036 213,898 1,235,381 15,646 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,780,521 1,206,835 (697,370) 18,577 705,075 4,013,638 311,618 55,990
Franklin Growth Fund, Class R6 . 7,218,172 820,993 (2,181,342) 72,469 848,582 6,778,874 44,254 —
Franklin High Yield Corporate ETF 982,203 205,296 (111,158) (1,839) 29,912 1,104,414 45,023 44,913
Franklin Institutional U.S.
Government Money Market Fund,
4.094% ................. 2,091 7,881,599 (6,377,440) — — 1,506,250 1,506,250 30,391
Franklin International Core Equity
(IU) Fund ................ 7,667,478 1,362,530 (2,677,850) 248,503 1,465,225 8,065,886 559,354 195,501
Franklin Investment Grade
Corporate ETF ............ 2,455,772 737,970 (257,901) (15,889) 121,981 3,041,933 139,028 82,810
Franklin Systematic Style Premia
ETF .................... 646,455 68,485 (61,617) 612 71,042 724,977 27,337 —
Franklin U.S. Core Bond ETF ... 5,139,148 1,497,551 (571,078) (102,339) 269,859 6,233,141 286,977 157,856
Franklin U.S. Core Equity (IU) Fund 12,567,362 1,558,440 (1,402,391) (54,089) 1,710,743 14,380,065 735,930 137,267
Franklin U.S. Equity Index ETF . 5,368,067 1,796,016 (1,464,143) (66,188) 789,523 6,423,275 109,650 45,821
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,789,141 683,284 (572,423) (14,845) 646,072 4,531,229 66,217 33,078
Franklin U.S. Treasury Bond ETF 2,579,304 816,197 (294,587) (40,641) 110,464 3,170,737 153,621 76,847
Putnam Large Cap Growth Fund,
Class R6 ................ — 1,497,773 (1,820) (13) 46,755 1,542,695 17,841 —
Putnam Large Cap Value Fund,
Class R6 ................ 4,184,970 686,547 (495,917) (38,345) 566,531 4,903,786 126,191 35,759
Templeton Developing Markets
Trust, Class R6 ............ 1,797,269 790,296 (489,116) 7,343 598,827 2,704,619 107,497 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 1,766,373 $ 222,432 $ (551,314) $ 45,676 $ 362,106 $ 1,845,273 199,489 $ —
Total Non-Controlled Affiliates $60,103,744 $22,033,556 $(18,586,750) $99,028 $8,556,595 $72,206,173 $896,233
Total Affiliated Securities .... $60,103,744 $22,033,556 $(18,586,750) $99,028 $8,556,595 $72,206,173 $896,233
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 2,145,437 280,139 (630,664) 75,627 390,534 2,261,073 28,636 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,141,151 1,988,202 (1,111,519) 36,009 1,288,963 7,342,806 570,094 101,217
Franklin Growth Fund, Class R6 . 13,352,489 853,445 (3,487,829) 254,600 1,432,298 12,405,003 80,983 —
Franklin Institutional U.S.
Government Money Market Fund,
4.094% ................. 3,409 9,453,848 (7,157,315) — — 2,299,942 2,299,942 49,640
Franklin International Core Equity
(IU) Fund ................ 14,188,351 1,946,198 (4,514,650) 454,889 2,687,874 14,762,662 1,023,763 353,104
Franklin Systematic Style Premia
ETF .................... 1,076,165 109,609 (111,919) 1,252 116,543 1,191,650 44,934 —
Franklin U.S. Core Bond ETF ... 9,431,153 3,235,880 (1,393,980) (80,311) 386,972 11,579,714 533,136 292,853
Franklin U.S. Core Equity (IU) Fund 23,247,645 1,798,077 (1,777,174) (29,696) 3,075,826 26,314,678 1,346,708 247,593
Franklin U.S. Equity Index ETF . 9,930,026 2,950,915 (2,467,992) (85,773) 1,426,861 11,754,037 200,650 83,738
Franklin U.S. Large Cap Multifactor
Index ETF ............... 7,009,943 922,705 (801,318) (11,642) 1,171,770 8,291,458 121,167 60,361
Putnam Large Cap Growth Fund,
Class R6 ................ — 2,737,128 — — 85,891 2,823,019 32,647 —
Putnam Large Cap Value Fund,
Class R6 ................ 7,741,603 900,940 (640,034) (44,562) 1,015,687 8,973,634 230,922 65,026
Templeton Developing Markets
Trust, Class R6 ............ 3,323,480 1,282,887 (769,006) 8,112 1,102,531 4,948,004 196,662 —
Templeton Foreign Fund, Class R6 3,268,624 271,995 (910,965) 87,484 660,173 3,377,311 365,115 —
Total Non-Controlled Affiliates $99,859,476 $28,731,968 $(25,774,365) $665,989 $14,841,923 $118,324,991 $1,253,532
Total Affiliated Securities .... $99,859,476 $28,731,968 $(25,774,365) $665,989 $14,841,923 $118,324,991 $1,253,532
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,244,154 176,687 (392,627) 40,772 228,389 1,297,375 16,431 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,981,930 1,200,932 (733,604) 21,786 747,036 4,218,080 327,491 59,148
Franklin Growth Fund, Class R6 . 7,746,621 496,749 (2,106,074) 41,543 941,829 7,120,668 46,486 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Institutional U.S.
Government Money Market Fund,
4.094% ................. $ 1,844 $ 7,107,583 $ (5,940,063) $ — $ — $ 1,169,364 1,169,364 $ 26,540
Franklin International Core Equity
(IU) Fund ................ 8,228,200 1,197,268 (2,772,437) 185,214 1,632,372 8,470,617 587,421 205,862
Franklin Systematic Style Premia
ETF .................... 587,301 63,104 (73,482) 888 62,992 640,803 24,163 —
Franklin U.S. Core Bond ETF ... 1,729,570 1,563,710 (965,811) (29,918) 96,188 2,393,739 110,209 60,334
Franklin U.S. Core Equity (IU) Fund 13,487,178 1,050,494 (1,206,908) (4,512) 1,778,755 15,105,007 773,030 143,780
Franklin U.S. Equity Index ETF . 5,761,110 1,791,344 (1,584,924) (48,518) 828,209 6,747,221 115,180 48,529
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,065,922 524,403 (506,766) (4,715) 679,573 4,758,417 69,537 34,986
Putnam Large Cap Growth Fund,
Class R6 ................ — 1,582,524 (11,722) 268 49,389 1,620,459 18,740 —
Putnam Large Cap Value Fund,
Class R6 ................ 4,492,188 568,728 (474,850) (24,316) 589,243 5,150,993 132,553 38,068
Templeton Developing Markets
Trust, Class R6 ............ 1,927,623 765,042 (494,945) 8,701 635,965 2,842,386 112,972 —
Templeton Foreign Fund, Class R6 1,895,517 172,570 (564,018) 42,594 391,190 1,937,853 209,498 —
Total Non-Controlled Affiliates $54,149,158 $18,261,138 $(17,828,231) $229,787 $8,661,130 $63,472,982 $617,247
Total Affiliated Securities .... $54,149,158 $18,261,138 $(17,828,231) $229,787 $8,661,130 $63,472,982 $617,247
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 916,277 219,295 (267,937) 13,665 194,357 1,075,657 13,623 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,198,072 1,166,200 (469,547) 9,918 590,761 3,495,404 271,382 45,365
Franklin Growth Fund, Class R6 . 5,705,557 781,357 (1,355,619) (340) 771,760 5,902,715 38,535 —
Franklin Institutional U.S.
Government Money Market Fund,
4.094% ................. 1,420 6,206,010 (5,079,234) — — 1,128,196 1,128,196 21,667
Franklin International Core Equity
(IU) Fund ................ 6,059,827 1,416,493 (1,848,316) 62,466 1,332,585 7,023,055 487,036 157,635
Franklin Systematic Style Premia
ETF .................... 423,518 84,589 (37,419) 99 49,350 520,137 19,613 —
Franklin U.S. Core Bond ETF ... 626,816 1,286,555 (1,034,960) 3,050 25,262 906,723 41,746 22,769
Franklin U.S. Core Equity (IU) Fund 9,933,899 1,707,790 (533,077) (12,678) 1,425,622 12,521,556 640,817 109,751
Franklin U.S. Equity Index ETF . 4,241,056 1,809,975 (1,073,639) (57,314) 672,828 5,592,906 95,475 38,133
Franklin U.S. Large Cap Multifactor
Index ETF ............... 2,993,513 666,792 (246,528) (10,344) 541,488 3,944,921 57,649 27,471
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Large Cap Growth Fund,
Class R6 ................ $ — $ 1,311,625 $ (8,976) $ 9 $ 40,653 $ 1,343,311 15,535 $ —
Putnam Large Cap Value Fund,
Class R6 ................ 3,308,306 734,401 (212,445) (14,496) 454,257 4,270,023 109,882 29,051
Templeton Developing Markets
Trust, Class R6 ............ 1,421,049 760,813 (328,823) 1,544 500,823 2,355,406 93,617 —
Templeton Foreign Fund, Class R6 1,396,537 259,741 (383,189) 16,933 316,685 1,606,707 173,698 —
Total Non-Controlled Affiliates $39,225,847 $18,411,636 $(12,879,709) $12,512 $6,916,431 $51,686,717 $451,842
Total Affiliated Securities .... $39,225,847 $18,411,636 $(12,879,709) $12,512 $6,916,431 $51,686,717 $451,842
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 180,502 61,098 (51,266) 1,944 42,166 234,444 2,969 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 434,220 290,765 (92,057) (2,980) 131,907 761,855 59,150 9,780
Franklin Growth Fund, Class R6 . 1,125,755 262,966 (273,875) (5,374) 177,054 1,286,526 8,399 —
Franklin Institutional U.S.
Government Money Market Fund,
4.094% ................. 345 1,719,301 (1,447,065) — — 272,581 272,581 5,032
Franklin International Core Equity
(IU) Fund ................ 1,195,263 410,508 (368,929) 8,464 285,407 1,530,713 106,152 33,846
Franklin Systematic Style Premia
ETF .................... 81,748 22,741 (1,825) (1) 10,551 113,214 4,269 —
Franklin U.S. Core Bond ETF ... 123,377 285,363 (217,101) 753 5,260 197,652 9,100 4,833
Franklin U.S. Core Equity (IU) Fund 1,958,206 534,490 (78,120) (3,020) 317,626 2,729,182 139,672 23,399
Franklin U.S. Equity Index ETF . 834,348 444,663 (197,605) (15,519) 152,573 1,218,460 20,800 8,176
Franklin U.S. Large Cap Multifactor
Index ETF ............... 588,159 183,721 (29,186) (1,419) 117,864 859,139 12,555 5,864
Putnam Large Cap Growth Fund,
Class R6 ................ — 283,929 — — 8,857 292,786 3,386 —
Putnam Large Cap Value Fund,
Class R6 ................ 652,646 214,741 (32,104) (2,830) 98,238 930,691 23,950 6,159
Templeton Developing Markets
Trust, Class R6 ............ 281,047 184,091 (59,349) (455) 108,048 513,382 20,405 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2060 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 276,020 $ 81,895 $ (78,407) $ 2,835 $ 67,852 $ 350,195 37,859 $ —
Total Non-Controlled Affiliates $7,731,636 $4,980,272 $(2,926,889) $(17,602) $1,523,403 $11,290,820 $97,089
Total Affiliated Securities .... $7,731,636 $4,980,272 $(2,926,889) $(17,602) $1,523,403 $11,290,820 $97,089
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 36,748,019 16,674,655 (4,780,006) 65,974 10,135,229 58,843,871 4,568,624 754,257
Franklin U.S. Core Equity (IU) Fund 389,883,942 26,747,046 (66,605,084) 8,265,618 35,748,060 394,039,582 20,165,792 3,850,657
Total Controlled Affiliates .... $426,631,961 $43,421,701 $(71,385,090) $8,331,592 $45,883,289 $452,883,453 $4,604,914
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 40,115,920 3,226,974 (5,709,777) (1,545,560) 5,471,535 41,559,092 4,607,438 1,243,271
ClearBridge International Growth
Fund, Class IS ............ 16,612,800 3,841,368 (7,309,802) 810,840 2,935,266 16,890,472 213,912 —
Franklin BSP Lending Fund, Class
R6 ..................... — 16,900,000 — — 140,922 17,040,922 1,685,551 —
Franklin Growth Fund, Class R6 . 172,741,512 5,438,778 (54,256,722) 21,933,474 (3,099,071) 142,757,971 931,962 —
Franklin High Yield Corporate ETF 46,494,463 1,102,637 (22,984,791) (315,508) 1,309,943 25,606,744 1,043,895 1,918,758
Franklin Institutional U.S.
Government Money Market Fund,
4.094% ................. 43,970 121,329,661 (94,790,312) — — 26,583,319 26,583,319 642,792
Franklin International Aggregate
Bond ETF ................ 17,413,179 5,394,236 (22,954,836) (1,746,515) 1,893,936 — — 48,986
Franklin International Core Equity
(IU) Fund ................ 109,837,445 26,617,461 (51,046,456) 5,467,114 19,413,023 110,288,587 7,648,307 3,071,043
Franklin Investment Grade
Corporate ETF ............ 116,218,058 15,374,446 (12,021,116) (672,292) 5,337,141 124,236,237 5,678,073 3,652,209
Franklin Systematic Style Premia
ETF .................... 17,060,933 700,287 (2,291,932) 146,688 1,627,275 17,243,251 650,198 —
Franklin U.S. Core Bond ETF ... 243,173,310 32,617,171 (28,956,836) (5,132,441) 12,635,457 254,336,661 11,709,791 6,963,208
Franklin U.S. Equity Index ETF . 39,598,162 37,160,651 (37,224,620) 7,191,961 (2,801,555) 43,924,599 749,825 326,933
Franklin U.S. Large Cap Multifactor
Index ETF ............... 90,722,941 20,506,335 (28,452,515) 5,224,034 7,417,450 95,418,245 1,394,392 722,462
Franklin U.S. Treasury Bond ETF 122,059,932 16,884,581 (13,133,216) (1,712,199) 4,929,220 129,028,318 6,251,372 3,387,026
Putnam Large Cap Growth Fund,
Class R6 ................ — 31,593,938 (111,663) 2,267 1,001,793 32,486,335 375,695 —
Putnam Large Cap Value Fund,
Class R6 ................ 100,168,991 10,765,495 (19,101,348) (1,138,405) 12,567,011 103,261,744 2,657,276 789,042
Templeton Developing Markets
Trust, Class R6 ............ 23,754,799 12,756,159 (5,423,821) 88,610 8,476,617 39,652,364 1,576,008 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2025, investments in affiliated management investment companies were as follows:
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 25,310,968 $ 4,693,214 $ (10,677,798) $ 1,629,375 $ 4,279,513 $ 25,235,272 2,728,138 $ —
Total Non-Controlled Affiliates $1,181,327,383 $366,903,392 $(416,447,561) $30,231,443 $83,535,476 $1,245,550,133 $22,765,730
Total Affiliated Securities .... $1,607,959,344 $410,325,093 $(487,832,651) $38,563,035 $129,418,765 $1,698,433,586 $27,370,644
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Non-Controlled Affiliates
Dividends
Franklin BSP Lending Fund,
Class R6 ............... $ — $ 28,000,000 $ — $ — $ 232,802 $ 28,232,802 2,792,562 $ —
Franklin BSP Private Credit
Fund, Class Advisor ........ 32,922,201 — (6,482,399) 117,759 (762,874) 25,794,687 2,466,031 1,746,412
Franklin FTSE India ETF ..... 6,255,395 — — — (100,680) 6,154,715 165,050 10,519
Franklin High Yield Corporate
ETF ................... 4,893,350 — — — 135,300 5,028,650 205,000 217,874
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ 25,651,499 492,216,943 (379,678,955) — — 138,189,487 138,189,487 2,692,811
Franklin Systematic Style Premia
ETF ................... 53,199,750 — — — 5,807,250 59,007,000 2,225,000 —
Total Non-Controlled Affiliates $122,922,195 $ 520,216,943 $ (386,161,354) $ 117,759 $ 5,311,798 $262,407,341 $ 4,667,616
Total Affiliated Securities ... $122,922,195 520,216,943 (386,161,354) 117,759 $5,311,798 $262,407,341 4,667,616
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ $ 863,409,195 $ 8,772,508 $ — $ 872,181,703
Short Term Investments ................... 12,995,517 — — 12,995,517
Total Investments in Securities ........... $876,404,712 $8,772,508 $— $885,177,220
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 1,034,137,586 — — 1,034,137,586
Short Term Investments ................... 2,251 — — 2,251
Total Investments in Securities ........... $1,034,139,837 $— $— $1,034,139,837
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 6,224,267 15,417,894 — 21,642,161
Air Freight & Logistics ................... 5,340,511 — — 5,340,511
Automobiles .......................... 24,829,583 28,758,976 — 53,588,559
Banks ............................... 30,961,707 79,271,843 — 110,233,550
Beverages ........................... — 3,418,063 — 3,418,063
Biotechnology ......................... 51,551,569 — — 51,551,569
Broadline Retail ....................... 44,776,990 — — 44,776,990
Building Products ...................... — 3,388,804 — 3,388,804
Capital Markets ........................ 15,343,242 27,258,958 — 42,602,200
Chemicals ........................... 3,056,132 5,973,595 — 9,029,727
Commercial Services & Supplies ........... 7,285,088 — — 7,285,088
Communications Equipment .............. 35,413,128 — — 35,413,128
Consumer Staples Distribution & Retail ...... 37,239,605 10,143,171 — 47,382,776
Diversified Telecommunication Services ..... 3,381,486 9,914,737 — 13,296,223
Electric Utilities ........................ 9,201,675 7,099,182 — 16,300,857
Electrical Equipment .................... — 11,654,188 — 11,654,188
Entertainment ......................... 29,695,295 21,527,931 — 51,223,226
Financial Services ...................... 50,084,634 — — 50,084,634
Food Products ........................ 3,419,278 — — 3,419,278
Ground Transportation .................. 9,689,212 — — 9,689,212
Health Care Equipment & Supplies ......... 44,652,498 — — 44,652,498
Health Care Providers & Services .......... 4,495,149 — — 4,495,149
Hotels, Restaurants & Leisure ............. 50,731,541 — — 50,731,541
Household Durables .................... — 3,513,894 — 3,513,894
Household Products .................... 9,508,282 — — 9,508,282
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Insurance ............................ $ 33,819,927 $ 5,970,013 $ — $ 39,789,940
Interactive Media & Services .............. 97,525,966 6,983,801 — 104,509,767
IT Services ........................... 23,562,171 — — 23,562,171
Life Sciences Tools & Services ............ 7,319,011 — — 7,319,011
Machinery ............................ 8,424,557 14,521,906 — 22,946,463
Marine Transportation ................... — 17,495,285 — 17,495,285
Metals & Mining ....................... 5,512,131 40,260,797 — 45,772,928
Office REITs .......................... 3,667,955 — — 3,667,955
Oil, Gas & Consumable Fuels ............. 41,670,783 18,623,495 — 60,294,278
Personal Care Products ................. 4,595,373 5,205,462 — 9,800,835
Pharmaceuticals ....................... 61,922,807 26,233,240 — 88,156,047
Professional Services ................... — 20,148,011 — 20,148,011
Real Estate Management & Development .... — 4,058,399 — 4,058,399
Retail REITs .......................... 7,923,240 — — 7,923,240
Semiconductors & Semiconductor Equipment . 187,533,859 28,898,560 — 216,432,419
Software ............................. 149,131,942 7,473,928 — 156,605,870
Specialty Retail ........................ 33,264,893 3,743,457 — 37,008,350
Technology Hardware, Storage & Peripherals . 73,795,594 10,991,353 — 84,786,947
Textiles, Apparel & Luxury Goods .......... 21,079,617 2,799,956 — 23,879,573
Tobacco ............................. 36,128,478 — — 36,128,478
Trading Companies & Distributors .......... 18,498,125 2,960,374 — 21,458,499
Wireless Telecommunication Services ....... 3,611,818 10,403,516 — 14,015,334
Management Investment Companies :
Capital Markets ........................ 115,711,450 28,232,802 — 143,944,252
Preferred Stocks ......................... 11,035,283 — — 11,035,283
Corporate Bonds ........................ — 191,455,622 — 191,455,622
Foreign Government and Agency Securities .... — 413,661,641 — 413,661,641
U.S. Government and Agency Securities ....... — 108,306,293 — 108,306,293
Mortgage-Backed Securities ................ — 87,645,324 — 87,645,324
Short Term Investments ................... 138,189,487 — — 138,189,487
Total Investments in Securities ........... $1,560,805,339 $1,283,414,471
b
$— $2,844,219,810
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,456,519 $— $1,456,519
Futures Contracts ....................... 26,431 — — 26,431
Total Other Financial Instruments ......... $26,431 $1,456,519 $— $1,482,950
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 86,885 $ — $ 86,885
Total Other Financial Instruments ......... $— $86,885 $— $86,885
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ 1,455,527,982 14,620,144 — 1,470,148,126
Short Term Investments ................... 22,467,812 — — 22,467,812
Total Investments in Securities ........... $1,477,995,794 $14,620,144 $— $1,492,615,938
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 42,591,110 $ — $ — $ 42,591,110
Index-Linked Notes :
Capital Markets ........................ — — 2,480,803 2,480,803
Short Term Investments ................... 596,720 — — 596,720
Total Investments in Securities ........... $43,187,830 $— $2,480,803 $45,668,633
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 25,526,141 — — 25,526,141
Short Term Investments ................... 381,644 — — 381,644
Total Investments in Securities ........... $25,907,785 $— $— $25,907,785
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 109,642,967 — — 109,642,967
Short Term Investments ................... 1,750,424 — — 1,750,424
Total Investments in Securities ........... $111,393,391 $— $— $111,393,391
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 81,870,217 — — 81,870,217
Short Term Investments ................... 1,689,275 — — 1,689,275
Total Investments in Securities ........... $83,559,492 $— $— $83,559,492
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 154,728,054 — — 154,728,054
Short Term Investments ................... 3,127,064 — — 3,127,064
Total Investments in Securities ........... $157,855,118 $— $— $157,855,118
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 71,877,211 — — 71,877,211
Short Term Investments ................... 1,506,250 — — 1,506,250
Total Investments in Securities ........... $73,383,461 $— $— $73,383,461
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 118,181,781 — — 118,181,781
Short Term Investments ................... 2,299,942 — — 2,299,942
Total Investments in Securities ........... $120,481,723 $— $— $120,481,723
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2025, the reconciliation is as follows:
Level 3 financial instruments, for the Franklin LifeSmart™ Retirement Income Fund, include the fair value of assets and/
or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 63,541,848 $ — $ — $ 63,541,848
Short Term Investments ................... 1,169,364 — — 1,169,364
Total Investments in Securities ........... $64,711,212 $— $— $64,711,212
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 51,584,850 — — 51,584,850
Short Term Investments ................... 1,128,196 — — 1,128,196
Total Investments in Securities ........... $52,713,046 $— $— $52,713,046
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 11,239,919 — — 11,239,919
Short Term Investments ................... 272,581 — — 272,581
Total Investments in Securities ........... $11,512,500 $— $— $11,512,500
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ 1,688,735,023 17,040,922 — 1,705,775,945
Short Term Investments ................... 26,583,319 — — 26,583,319
Total Investments in Securities ........... $1,715,318,342 $17,040,922 $— $1,732,359,264
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $454,112,789, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes :
Capital Markets ..... $ 2,335,071 $ — $ — $ — $ — $ — $ — $ 145,732 $ 2,480,803 $ 145,732
Total Investments in
Securities ............ $2,335,071 $— $— $— $— $— $— $145,732 $2,480,803 $145,732
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BZWS
Barclays Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CNY
Chinese Yuan
EUR
Euro
GBP
British Pound
Selected Portfolio
ADR
American Depositary Receipt
BDR
Brazilian Depositary Receipt
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.